Schedule of debt maturities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total borrowings	$ 11,889,069	$ 73,175,343
Shareholder Loans Payable [Member]
Short-Term Debt [Line Items]
Remaining 2025
2026
2027
2028
2029
Thereafter	8,123,835
Debt maturities	8,123,835
Less: debt discount
Total borrowings	8,123,835
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Remaining 2025
2026	3,765,234
2027
2028
2029
Thereafter
Debt maturities	3,765,234
Less: debt discount
Total borrowings	3,765,234
Shareholder Convertible Loans At Fair Value [Member]
Short-Term Debt [Line Items]
Remaining 2025
2026
2027
2028
2029
Thereafter
Debt maturities	0
Less: debt discount
Total borrowings	$ 0